8. TRADE AND OTHER ACCOUNTS RECEIVABLES, NET	12 Months Ended
Dec. 31, 2017
Trade And Other Accounts Receivables Net
8. TRADE AND OTHER ACCOUNTS RECEIVABLES, NET

This item is detailed as follows:

Description of classes on Trade debtors and other receivables, net	As of December 31, 2017 ThCh$	As of December 31, 2016 ThCh$
Trade receivables net, current	163,651,643	157,879,383
Other receivables, net, current	23,770,793	22,453,279
Total current debtors	187,422,436	180,332,662
Non-current receivables	742,414	4,624,317
Total non-current debtors	742,414	4,624,317
Total debtors	188,164,850	184,956,979

Balances included within this item, in general, do not accrue interest.

There are no restrictions to the provisions for this type of accounts receivable.

It is important to note that the Company has dealers to sell its products through the export markets. The company doesn’t have clients that represent 10% or more than the consolidated revenues during 2017 and 2016; the five most significant clients in relation to total revenues represented 17% and 17.2% in 2017 and 2016, respectively.

The Company has signed agreements with the bigger portion of its dealers. Generally, these agreements are entered for a two-year period, which are automatically renewable. Besides, the Company’s strategy to increase its sales in the most significant export markets depends significantly on the Company’s dealer’s behavior.

Other receivables, current, net, is mainly comprised by bank current accounts, staff accounts receivables and notes receivable from trading debtors.

The impairment analysis of trade debtors is as follows:

	December 2017		December 2016
Portfolio tranche	ThCh$ Gross	ThCh$ prov.	ThCh$ Gross	ThCh$ prov.
Current	157,287,254	—	145,210,066	—
1 to 30 days	19,541,545	—	17,440,102	—
31 to 60 days	5,555,253	—	5,740,310	—
61 to 90 days	2,596,562	—	2,704,676	—
91 to 120 days	813,687	(86,184)	2,485,946	(218)
121 to 150 days	191,547	(68)	1,471,045	(61)
151 to 180 days	167,496	(127)	1,508,111	(27,374)
181 to 210 days	126,933	(27,032)	790,967	(42,810)
211 to 250 days	68,030	(1,083)	600,676	(83,820)
Over 250 days	3,278,334	(1,347,297)	8,364,256	(1,204,893)
Total portfolio by tranche	189,626,641	(1,461,791)	186,316,155	(1,359,176)

As of December 31, 2017, 2016 and 2015 the Company´s allowance for doubtful accounts is as follows:

Change in the consolidated allowance for bad debt	ThCh$

Beginning balance January 1, 2015	1,867,873
Constitution of allowance	1,928,218
Write-offs	(2,097,052)
Exchange rate difference	(14,937)
Balance as of December 31, 2015	1,684,102
Constitution of allowance	1,614,358
Write-offs	(1,909,734)
Exchange rate difference	(29,550)
Balance as of December 31, 2016	1,359,176
Constitution of allowance	655,748
Write-offs	(529,252)
Exchange rate difference	(23,881)
Balance as of December 31, 2017	1,461,791

The Company calculates the customer´s debts allowance for sales representing an actual bad debt risk.

In order to determine the allowance, in addition to that indicated in Note 2.6.3, the following criteria are used:

1.	Past due debt over 90 days that does not have a payment plan by the client, nor credits of at least 10% of the principal due in the last 30 days.

2.	Returned checks with an aging of 15 days, without payment and payment plan.

3.	Debtors that the management is convinced that the customer will not pay, although the maturity date has not been met.

4.	For the following cases the criterion for making an impairment allowance for bad debt will be as follows:

	Allowance %
Reason	Uninsured customer	Insured customer
Death	100%	10%
Fraud	100%	10%
Change of address, non-locatable	100%	10%
Insolvency	100%	10%

Rejected receivables as of December 31, 2017, corresponds to 67 customers totaling ThCh$ 100,093, while as of December 31, 2016, these amounted to 86 customers in the amount of ThCh$ 178,266. Respect of notes receivable held in legal collection as of December 31, 2017, these correspond to 86 customers with a total of ThCh$ 102,857, while at December 31, 2016, this figure reached 68 customers in the amount of ThCh$91,169.

The portfolio as of December 31, 2017 amounted to ThCh$188,164,850 which represents a total of 11,850 customers from which none of them has refinanced their debts

	UNSECURITIZED PORTFOLIO		SECURITIZED PORTFOLIO
Delinquency tranche	Amount non-renegotiated portfolio gross	Amount renegotiated portfolio gross	Amount non-renegotiated portfolio gross	Amount renegotiated portfolio gross	Total amount gross portfolio
Current	157,287,254	—	—	—	157,287,254
1-30 days	19,541,545	—	—	—	19,541,545
31-60 days	5,555,253	—	—	—	5,555,253
61-90 days	2,596,562	—	—	—	2,596,562
91-120 days	727,503	—	—	—	727,503
121-150 days	191,479	—	—	—	191,479
151-180 days	167,369	—	—	—	167,369
181-210 days	99,901	—	—	—	99,901
211- 250 days	66,947	—	—	—	66,947
> 250 days	1,931,037	—	—	—	1,931,037
Total	188,164,850	—	—	—	188,164,850

The portfolio as of December 31, 2016 amounted to ThCh$184,956,979 which represents a total of 12,417 customers from which none of them has refinanced their debts.

	UNSECURITIZED PORTFOLIO		SECURITIZED PORTFOLIO
Delinquency tranche	Amount non-renegotiated portfolio gross	Amount renegotiated portfolio gross	Amount non-renegotiated portfolio gross	Amount renegotiated portfolio gross	Total amount gross portfolio
Current	145,210,066	—	—	—	145,210,066
1-30 days	17,440,102	—	—	—	17,440,102
31-60 days	5,740,310	—	—	—	5,740,310
61-90 days	2,704,676	—	—	—	2,704,676
91-120 days	2,485,728	—	—	—	2,485,728
121-150 days	1,470,984	—	—	—	1,470,984
151-180 days	1,480,737	—	—	—	1,480,737
181-210 days	748,157	—	—	—	748,157
211- 250 days	516,856	—	—	—	516,856
> 250 days	7,159,363	—	—	—	7,159,363
Total	184,956,979	—	—	—	184,956,979